Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt
4. Debt
Credit Facility
The Company has a credit agreement, which was amended and restated in September 2025 (the “Unsecured Credit Agreement”), with a group of lenders which provides for an unsecured revolving credit facility (the “Unsecured Revolving Credit Facility”) and senior unsecured, variable-rate term loans which are discussed in more detail in the section titled “Unsecured Notes and Term Loans Payable, net” below. The Unsecured Revolving Credit Facility has an increased borrowing capacity of $1.25 billion from the previous capacity of
$753.9
million, matures in September 2029 and includes
two
six-month
extension options, subject to certain conditions and the payment of a
0.075%
extension fee. At September 30, 2025, the Company had
 $373.6
million of borrowings outstanding on the facility.
Borrowings under the Unsecured Revolving Credit Facility require monthly payments of interest at a rate selected by the Company of either (1)
Daily Simple

SOFR plus a spread ranging from 1.00% to 1.45%, or (2) the Base Rate, as defined in the Unsecured Credit Agreement, plus a spread ranging from 0.00% to 0.45%. The spread used is based on the Company’s consolidated total leverage ratio as defined in the Unsecured Credit Agreement. The Company is required to pay a facility fee on the total commitment amount ranging from 0.15% to 0.30%
based on the Company’s consolidated total leverage ratio. The Company has a one-time, irrevocable election available under the Unsecured Credit Agreement to convert its borrowings to a credit-based rating grid. As of September 30, 2025, the applicable spread for SOFR-based borrowings is
1.10% and the facility fee is 0.20%. As of
September
 30, 2025, the Company has five interest rate swap agreements with an aggregate notional value of $373.6 million that effectively convert the outstanding borrowings on the Unsecured Revolving Credit Facility to an all-in
fixed rate of 4.9860%.
Under the terms of the Unsecured Credit Agreement, the Company is subject to various restrictive financial and nonfinancial covenants which, among other things, require the Company to maintain certain leverage ratios, cash flow and debt service coverage ratios and secured borrowing ratios. Certain of these ratios are based on the Company’s pool of unencumbered assets, which aggregated approximately $11.2 billion at
Sept
e
mber
 30, 2025. The facility is recourse to the Company and, as of
September
 30, 2025, the Company was in compliance with the covenants under the facility.
The Unsecured Credit Agreement also includes capacity for uncommitted incremental term loans and revolving commitments, whether in the form of additional facilities or an increase to the existing facilities, up to an aggregate amount for all revolving commitments and term loans under the Unsecured Credit Agreement of $3.9 billion as amended in
September
202
5
.

At
September
 30, 2025 and December 31, 2024, unamortized financing costs related to the Company’s credit facility totaled $
12.5
 million and $
4.1
 million, respectively, and are included in other assets, net, on the condensed consolidated balance sheets.
Unsecured Notes and Term Loans Payable, net
The Company has completed
four
public offerings of
ten-year
unsecured notes (“Public Notes”). In March 2018, February 2019 and November 2020, the Company completed public offerings of $350.0 million each in aggregate principal amount. In November 2021, the Company completed a public offering of $375.0 million in aggregate principal amount. The Public Notes have coupon rates of 4.50%, 4.625%, 2.75% and 2.70%, respectively, and interest is payable semi-annually in arrears in March and September of each year for the 2018 and 2019 Public Notes, May and November of each year for the 2020 Public Notes, and June and December of each year for the 2021 Public Notes.
In March 2025, the Company completed a private offering of $350.0 million in aggregate principal amount of five-year
senior unsecured notes (the “2025 Notes”). The 2025 Notes have a coupon rate of 5.40% and interest is payable semi-annually in arrears in April and October of each year, commencing on October 30, 2025. In connection with this offering, the Company entered into an agreement pursuant to which the Company is obligated to file a registration statement with the SEC to offer to exchange the 2025 Notes for a new issue of notes registered under the Securities Act of 1933, as amended (the “Securities Act”). The Company is required to complete such exchange offer within one year of issuance.
The supplemental indentures governing the Public Notes and 2025 Notes contain various restrictive covenants, including limitations on the Company’s ability to incur additional secured and unsecured indebtedness. As of September 30, 2025, the Company was in compliance with these covenants. The Public Notes and 2025 Notes can be redeemed, in whole or in part, at par within three months of their maturity date or at a redemption price equal to the sum of (i) the principal amount of the notes being redeemed plus accrued and unpaid interest and (ii) the make-whole premium, as defined in the supplemental indentures governing these notes.
The Company has entered into Note Purchase Agreements (“NPAs”) with institutional purchasers that provided for the private placement of three
series of senior unsecured notes initially aggregating $375.0 million (the “Notes”). At
September
 30, 2025, the Company had $82.0 million of Notes outstanding. Interest on the Notes is payable semi-annually in arrears in May and November of each year. On each interest payment date, the interest rate on each series of Notes may be increased by 1.0% should the Company’s Applicable Credit Rating (as defined in the NPAs) fail to be an investment-grade credit rating; the increased interest rate would remain in effect until the next interest payment date on which the Company obtains an investment grade credit rating. The Company may prepay at any time all, or any part, of any series of Notes, in an amount not less than 5% of the aggregate principal amount of the series then outstanding in the case of a partial prepayment, at 100% of the principal amount so prepaid plus a Make-Whole Amount (as defined in the NPAs). The Notes are senior unsecured obligations of the Company.
The NPAs contain a number of financial covenants that are similar to the covenants contained in the Company’s Unsecured Credit Agreement as summarized above. Subject to the terms of the NPAs and the Notes, upon certain events of default, including, but not limited to, (i) a payment default under the Notes, and (ii) a default in the payment of certain other indebtedness by the Company or its subsidiaries, all amounts outstanding under the Notes will become due and payable at the option of the purchasers. As of
September
 30, 2025, the Company was in compliance with its covenants under the NPAs.
The Company’s Unsecured Credit Agreement, provides for the Company’s Unsecured Revolving Credit Facility, as discussed above, and two senior unsecured, variable-rate term loans which were amended and restated in September 2025 (collectively the “Unsecured Term Loans”). As of September 30, 2025, the Tranche

A-1
Term Loan (“Tranche
A-1
Term Loan”) had a balance of $1.0 billion and matures in September 2030. The Tranche
A-2
Term Loan (“Tranche
A-2
Term Loan”) had a balance of $650.0 million and matures in September 2028 and includes two six-month
extension options, subject to certain conditions and the payment of a 0.075% extension fee.
The interest rate on each of the Unsecured Term Loans resets at Daily Simple SOFR plus a credit rating-based spread ranging from 0.75% to 1.60%. At September 30, 2025, the spread applicable to the Company was 1.20%. As of September 30, 2025, the Company had ten interest rate swap agreements, with an aggregate notional value of $1.0 billion, which effectively convert the Tranche
A-1
Term Loan borrowings to an
all-in
fixed rate of 4.2763% and six interest rate swap agreements, with an aggregate notional value of $650.0 million, which effectively convert the Tranche
A-2
Term Loan borrowings to an
all-in
fixed rate of 5.1378%.
As noted above, under the terms of the Unsecured Credit Agreement, the Company is subject to various restrictive financial and nonfinancial covenants which, among other things, require the Company to maintain certain leverage ratios, cash flow and debt service coverage ratios and secured borrowing ratios. As of September 30, 2025, the Company was in compliance with these covenants. The Unsecured Term Loans are senior unsecured obligations of the Company, require monthly interest payments and may be prepaid without premium or penalty at any time.
The Company’s senior unsecured notes and term loans payable are summarized below (dollars in thousands):

				Outstanding Balance
	Maturity Date	Interest Rate		September 30, 2025	December 31, 2024
Notes Payable:
Series C issued April 2016	Apr. 2026	4.73%		$82,000	$82,000
Public Notes issued March 2018	Mar. 2028	4.50%		350,000	350,000
Public Notes issued February 2019	Mar. 2029	4.625%		350,000	350,000
Public Notes issued November 2020	Nov. 2030	2.75%		350,000	350,000
Notes issued March 2025	Apr. 2030	5.40%		350,000	—
Public Notes issued November 2021	Dec. 2031	2.70%		375,000	375,000

Total notes payable				1,857,000	1,507,000

Term Loans:
Tranche A-2 Term Loan	Sep. 2028	5.1378	% (a)	650,000	727,500
Tranche A-1 Term Loan	Sep. 2030	4.2763	% (b)	1,000,000	921,100

Total term loans				1,650,000	1,648,600

Unamortized discount				(145,921)	(169,356)
Unamortized deferred financing costs				(21,335)	(9,144)

Total unsecured notes and term loans payable, net				$3,339,744	$2,977,100

(a)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus the applicable spread, which was
1.20
% at
September
 30, 2025. The Company has six interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of
S
eptember
 30, 2025.

(b)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus the applicable spread, which was 1.20% at
September
 30, 2025. The Company has
ten
interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of
September
 30, 2025.

Non-recourse
Debt Obligations of Consolidated Special Purpose Entities, net
During 2012, the Company implemented its STORE Master Funding debt program pursuant to which certain of its consolidated special purpose entities issue multiple series of non-recourse
net-lease
mortgage notes from time to time that are collateralized by the assets and related leases (collateral) owned by these entities. One of the principal features of the program is that, as additional series of notes are issued, new collateral is contributed to the collateral pool, thereby increasing the size and diversity of the collateral pool for the benefit of all noteholders, including those who invested in prior series. Another feature of the program is the ability to substitute collateral from time to time subject to meeting certain prescribed conditions and criteria. The notes issued under this program are generally segregated into Class A amortizing notes and Class B non-amortizing
notes. The Company has retained the Class B notes which aggregate $230.0 million at
Sept
ember
 30, 2025.
The Class A notes require monthly principal and interest payments with a balloon payment due at maturity and these notes may be prepaid at any time, subject to a yield maintenance prepayment premium if prepaid more than 24 or
36 months
prior to maturity. As of
September
 30, 2025, the aggregate collateral pool securing the
net-lease
mortgage notes was comprised primarily of single-tenant commercial real estate properties with an aggregate investment amount of approximately $5.4 billion.
Certain of the consolidated special purpose entity subsidiaries of the Company have financed their real estate properties with traditional first mortgage debt. The notes generally require monthly principal and interest payments with balloon payments due at maturity. In general, these mortgage notes payable can be prepaid in whole or in part upon payment of a yield maintenance premium. The mortgage notes payable are collateralized by real estate properties owned by these consolidated special purpose entity subsidiaries with an aggregate investment amount of approximately $233.5 million at
Sept
ember
 30, 2025.
The mortgage notes payable, which are obligations of the consolidated special purpose entities described in Note 2, contain various covenants customarily found in mortgage notes, including a limitation on the issuing entity’s ability to incur additional indebtedness on the underlying real estate. Although this mortgage debt generally is non-recourse,
there are customary limited exceptions to recourse for matters such as fraud, misrepresentation, gross negligence or willful misconduct, misapplication of payments, bankruptcy and environmental liabilities. Certain of the mortgage notes payable also require the posting of cash reserves with the lender or trustee if specified coverage ratios are not maintained by the Company or one of its tenants.
The Company’s
non-recourse
debt obligations of consolidated special purpose entity subsidiaries are summarized below (dollars in thousands):

				Outstanding Balance
	Maturity Date		Interest Rate	September 30, 2025	December 31, 2024
Non-recourse net-lease mortgage notes:
$ 270,000 Series 2015-1, Class A-2 (e)			4.17%	$—	$256,951
$ 200,000 Series 2016-1, Class A-1 (2016)	Oct. 2026	(a)	3.96%	163,024	166,666
$82,000 Series 2019-1, Class A-1	Nov. 2026	(a)	2.82%	77,053	77,360
$46,000 Series 2019-1, Class A-3	Nov. 2026	(a)	3.32%	44,658	44,831
$135,000 Series 2016-1, Class A-2 (2017)	Apr. 2027	(a)	4.32%	111,689	114,098
$228,000 Series 2018-1, Class A-2	Oct. 2027	(b)	4.29%	207,368	209,079
$164,000 Series 2018-1, Class A-4	Oct. 2027	(b)	4.74%	154,297	155,527
$346,000 Series 2023-1, Class A-1	May 2028	(a)	6.19%	341,963	343,261
$182,000 Series 2023-1, Class A-2	May 2028	(a)	6.92%	179,877	180,559
$168,500 Series 2021-1, Class A-1	Jun. 2028	(a)	2.12%	164,919	165,551
$89,000 Series 2021-1, Class A-3	Jun. 2028	(a)	2.86%	87,109	87,442

				Outstanding Balance
	Maturity Date		Interest Rate	September 30, 2025	December 31, 2024
$74,400 Series 2024-1, Class A-1	Apr. 2029	(a)	5.69%	73,873	74,152
$25,600 Series 2024-1, Class A-3	Apr. 2029	(a)	5.93%	25,419	25,515
$107,200 Series 2025-1, Class A-1	Sep. 2030	(a)	4.76%	107,200	—
$17,800 Series 2025-1, Class A-4	Sep. 2030	(a)	4.95%	17,800	—
$260,600 Series 2024-1, Class A-2	Apr. 2031	(a)	5.70%	258,754	259,731
$89,400 Series 2024-1, Class A-4	Apr. 2031	(a)	5.94%	88,767	89,102
$268,000 Series 2025-1, Class A-2	Sep. 2032	(a)	4.98%	268,000	—
$44,500 Series 2025-1, Class A-5	Sep. 2032	(a)	5.17%	44,500	—
$168,500 Series 2021-1, Class A-2	Jun. 2033	(b)	2.96%	164,919	165,551
$89,000 Series 2021-1, Class A-4	Jun. 2033	(b)	3.70%	87,109	87,442
$244,000 Series 2019-1, Class A-2	Nov. 2034	(b)	3.65%	229,279	230,194
$136,000 Series 2019-1, Class A-4	Nov. 2034	(b)	4.49%	132,033	132,543
$160,800 Series 2025-1, Class A-3	Sep. 2035	(b)	5.19%	160,800	—
$26,700 Series 2025-1, Class A-6	Sep. 2035	(b)	5.39%	26,700	—

Total non-recourse net-lease mortgage notes				3,217,110	2,865,555

Non-recourse mortgage notes:
$ 65,000 note issued June 2016	Jul. 2026	(c)	4.75%	54,243	55,313
$ 41,690 note issued March 2019	Mar. 2029	(d)	4.80%	38,772	39,313
$ 6,350 notes issued March 2019 (assumed in December 2020)	Apr. 2049	(c)	4.64%	5,652	5,749

Total non-recourse mortgage notes				98,667	100,375

Unamortized discount				(108,513)	(130,111)
Unamortized deferred financing costs				(8,307)	(4,812)

Total non-recourse debt obligations of consolidated special purpose entities, net				$3,198,957	$2,831,007

(a)	Prepayable, without penalty, 24 months prior to maturity.
(b)	Prepayable, without penalty, 36 months prior to maturity.
(c)	Prepayable, without penalty, three months prior to maturity.
( d )	Prepayable, without penalty, four months prior to maturity.
( e )	Repaid in full at maturity, without penalty, in April 2025 using a portion of the proceeds from the $350.0 million 2025 Notes issued.
Credit Risk Related Contingent Features
The Company has agreements with derivative counterparties, which provide generally that the Company could be declared in default on its derivative obligations if the Company defaults on the underlying indebtedness. As of
September
 30, 2025, the termination value of the Company’s interest rate swaps that were in a liability position was approximately $10.2 million, which includes accrued interest but excludes any adjustment for nonperformance risk.

Long Term Debt Maturity Schedule
As of
September
 30, 2025, the scheduled maturities, including balloon payments, on the Company’s aggregate long-term debt obligations are as follows (in thousands):

	Scheduled Principal Payments	Balloon Payments	Total
Remainder of 2025	$6,907	$—	$6,907
2026	25,743	414,142	439,885
2027	17,237	460,472	477,709
2028	10,966	1,763,615	1,774,581
2029	8,483	483,585	492,068
2030	8,019	1,821,928	1,829,947
Thereafter	22,678	1,779,002	1,801,680

	$100,033	$6,722,744	$6,822,777

4. Debt
Credit Facility
The Company has a credit agreement (the “Unsecured Credit Agreement”) with a group of lenders which provides for a senior unsecured revolving credit facility (the “Unsecured Revolving Credit Facility”) and unsecured, variable-rate term loans which are discussed in more detail in the section titled “Unsecured Notes and Term Loans Payable, net” below. The Unsecured Revolving Credit Facility has a borrowing capacity of $753.9 million, matures in February 2027 and includes two six-month
extension options, subject to certain conditions and the payment of a 0.075% extension fee. At December 31, 2024, the Company had $375.0 million of borrowings outstanding on the facility.
Borrowings under the Unsecured Revolving Credit Facility require monthly payments of interest at a rate selected by the Company of either (1)
SOFR
plus an adjustment of 0.10% plus a spread ranging from 1.00% to 1.45%, or (2) the
Base Rate
, as defined in the Unsecured Credit Agreement, plus a spread ranging from 0.00% to 0.45%. The spread used is based on the Company’s consolidated total leverage ratio as defined in the Unsecured Credit Agreement. The Company is required to pay a facility fee on the total commitment amount ranging from 0.15% to 0.30% based on the Company’s consolidated total leverage ratio. Currently, the applicable spread for SOFR-based borrowings is 1.10% and the facility fee is 0.20%. As of December 31, 2024, the Company has three interest rate swap agreements with an aggregate notional value of $375.0 million that effectively convert the outstanding borrowings on the Unsecured Revolving Credit Facility to an all-in
fixed rate of 4.5950%.
Under the terms of the Unsecured Credit Agreement, the Company is subject to various restrictive financial and nonfinancial covenants which, among other things, require the Company to maintain certain leverage ratios, cash flow and debt service coverage ratios and secured borrowing ratios. Certain of these ratios are based on the Company’s pool of unencumbered assets, which aggregated approximately $10.6 billion at December 31, 2024. The facility is recourse to the Company and, as of December 31, 2024, the Company was in compliance with the covenants under the facility.
The Unsecured Credit Agreement also includes capacity for uncommitted incremental term loans and revolving commitments, whether in the form of additional facilities or an increase to the existing facilities, up to an aggregate amount for all revolving commitments and term loans under the Unsecured Credit Agreement of $3.2 billion as amended in December 2023.
At December 31, 2024 and 2023, unamortized financing costs related to the Company’s credit facility totaled $4.1 million and $6.0 million, respectively, and are included in other assets, net, on the consolidated balance sheets.
Unsecured Notes and Term Loans Payable, net
The Company has completed four public offerings of
ten-year
unsecured notes (“Public Notes”). In March 2018, February 2019 and November 2020, the Company completed public offerings of $
350.0
 million each in aggregate principal amount. In November 2021, the Company completed a public offering of $375.0 million in aggregate principal amount. The Public Notes have coupon rates of 4.50%, 4.625%, 2.75% and 2.70%, respectively, and interest is payable semi-annually in arrears in March and September of each year for the 2018 and 2019 Public Notes, May and November of each year for the 2020 Public Notes, and June and December of each year for the 2021 Public Notes.
The supplemental indentures governing the Public Notes contain various restrictive covenants, including limitations on the Company’s ability to incur additional secured and unsecured indebtedness. As of December 31, 2024, the Company was in compliance with these covenants. The Public Notes can be redeemed, in whole or in part, at par within three months of their maturity date or at a redemption price equal to the sum of (i) the principal amount of the notes being redeemed plus accrued and unpaid interest and (ii) the make-whole premium, as defined in the supplemental indentures governing these notes.
The Company has entered into Note Purchase Agreements (“NPAs”) with institutional purchasers that provided for the private placement of three series of senior unsecured notes initially aggregating $375.0 million (the “Notes”). In November 2024, the Company repaid, in full, its $32.4 million Series B senior unsecured notes at maturity, which bore an interest rate of 5.24%. At December 31, 2024, the Company had $82.0 million of Notes outstanding. Interest on the Notes is payable semi-annually in arrears in May and November of each year. On each interest payment date, the interest rate on each series of Notes may be increased by 1.0% should the Company’s Applicable Credit Rating (as defined in the NPAs) fail to be an investment-grade credit rating; the increased interest rate would remain in effect until the next interest payment date on which the Company obtains an investment grade credit rating. The Company may prepay at any time all, or any part, of any series of Notes, in an amount not less than 5% of the aggregate principal amount of the series then outstanding in the case of a partial prepayment, at 100% of the principal amount so prepaid plus a Make-Whole Amount (as defined in the NPAs). The Notes are senior unsecured obligations of the Company.
The NPAs contain a number of financial covenants that are similar to the covenants contained in the Company’s Unsecured Credit Agreement as summarized above. Subject to the terms of the NPAs and the Notes, upon certain events of default, including, but not limited to, (i) a payment default under the Notes, and (ii) a default in the payment of certain other indebtedness by the Company or its subsidiaries, all amounts outstanding under the Notes will become due and payable at the option of the purchasers. As of December 31, 2024, the Company was in compliance with its covenants under the NPAs.
The Company’s Unsecured Credit Agreement, provides for the Company’s Unsecured Revolving Credit Facility, as discussed above, and two unsecured, variable-rate term loans. The loans consist of an unsecured, variable rate term loan issued in February 2023 (“February 2023 Unsecured Term Loan”) and an unsecured, variable rate term loan issued in December 2023 (“December 2023 Unsecured Term Loan”).
The February 2023 Unsecured Term Loan had initial borrowings of $600.0 million and was amended throughout 2023 to increase total borrowings to $921.1 million; as of December 31, 2024, total borrowings on the February 2023 Unsecured Term Loan remained at $921.1 million. The February 2023 Unsecured Term Loan matures in April 2027 and the interest rate resets daily at Daily Simple SOFR plus an adjustment of 0.10% plus a spread ranging from 1.10% to 1.70% based on the Company’s consolidated total leverage ratio as defined in the Unsecured Credit Agreement. At December 31, 2024, the spread applicable to the Company was 1.25%. As of December 31, 2024, the Company had
11
interest rate swap agreements, with an aggregate notional value of $921.1 million, which effectively convert the term loan borrowings to an all-in
fixed rate of 4.3469% for the remaining term of the loan.
The December 2023 Unsecured Term Loan had borrowings of $592.5 million as of December 31, 2023. In January 2024, the Company entered into an incremental amendment of the existing Unsecured Credit Agreement which provided for an increase to the December 2023 Unsecured Term Loan of $135.0 million; as of December 31, 2024 total term loan borrowings under the December 2023 Unsecured Term Loan were $727.5 million. The December 2023 Unsecured Term Loan matures in
July 2026
and includes
two
12-month
extensions. The interest rate resets at Daily Simple SOFR plus an adjustment of 0.10%, plus a spread ranging from 1.20% to 1.80% based on the Company’s consolidated total leverage ratio as defined in the Credit Agreement. At December 31, 2024, the spread applicable to the Company was 1.35%.
During 2023, the Company entered into six interest rate swap agreements, with an aggregate notional value of $592.5 million, which effectively convert the borrowings as of December 31, 2023 to an all-in
fixed rate of 5.4520% for the remaining term of the loan. In conjunction with the incremental amendment in January 2024, the Company entered into one interest rate swap agreement with a notional value of $135.0 million, which effectively converts the incremental borrowings to a fixed rate of 5.0095%.
As noted above, under the terms of the Unsecured Credit Agreement, the Company is subject to various restrictive financial and nonfinancial covenants which, among other things, require the Company to maintain certain leverage ratios, cash flow and debt service coverage ratios and secured borrowing ratios. As of December 31, 2024, the Company was in compliance with these covenants. The Unsecured Term Loans are senior unsecured obligations of the Company, require monthly interest payments and may be prepaid without premium or penalty at any time.
The Company’s senior unsecured notes and term loans payable are summarized below (dollars in thousands):

	Maturity Date	Interest Rate		December 31,
				2024	2023
Notes Payable:
Series B issued November 2015 (a)		5.24%		$—	$32,400
Series C issued April 2016	Apr. 2026	4.73%		82,000	82,000
Public Notes issued March 2018	Mar. 2028	4.50%		350,000	350,000
Public Notes issued February 2019	Mar. 2029	4.625%		350,000	350,000
Public Notes issued November 2020	Nov. 2030	2.75%		350,000	350,000
Public Notes issued November 2021	Dec. 2031	2.70%		375,000	375,000

Total notes payable				1,507,000	1,539,400

Term Loans:
Term Loan issued December 2023	Jul. 2026	5.3699	% (b)	727,500	592,500
Term Loan issued February 2023	Apr. 2027	4.3469	% (c)	921,100	921,100

Total term loans				1,648,600	1,513,600

Unamortized discount				(169,356)	(200,875)
Unamortized deferred financing costs				(9,144)	(12,417)

Total unsecured notes and term loans payable, net				$2,977,100	$2,839,708

(a)	Repaid in full, without penalty, in November 2024 at maturity.
(b)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus an adjustment of
0.10
% plus the applicable spread which was
1.35
% at December 31, 2024. The Company has entered into seven interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of December 31, 2024.

(c)
Loan is a floating-rate loan which resets daily at Daily Simple SOFR plus an adjustment of
0.10
% plus the applicable spread which was 1.25% at December 31, 2024. The Company has entered into 11 interest rate swap agreements that effectively convert the floating rate to the weighted-average fixed rate noted as of December 31, 2024.

Non-recourse
Debt Obligations of Consolidated Special Purpose Entities, net
During 2012, the Company implemented its STORE Master Funding debt program pursuant to which certain of its consolidated special purpose entities issue multiple series of non-recourse
net-lease
mortgage notes from time to time that are collateralized by the assets and related leases (collateral) owned by these entities. One of the principal features of the program is that, as additional series of notes are issued, new collateral is contributed to the collateral pool, thereby increasing the size and diversity of the collateral pool for the benefit of all noteholders, including those who invested in prior series. Another feature of the program is the ability to substitute collateral from time to time subject to meeting certain prescribed conditions and criteria. The notes issued under this program are generally segregated into Class A amortizing notes and Class B non-amortizing
notes. The Company has retained the Class B notes which aggregate $210.0 million at December 31, 2024.
The Class A notes require monthly principal and interest payments with a balloon payment due at maturity and these notes may be prepaid at any time, subject to a yield maintenance prepayment premium if prepaid more than 24 or
36 months
prior to maturity. As of December 31, 2024, the aggregate collateral pool securing the net-lease
mortgage notes was comprised primarily of single-tenant commercial real estate properties with an aggregate investment amount of approximately $4.9 billion.
Certain of the consolidated special purpose entity subsidiaries of the Company have financed their real estate properties with traditional first mortgage debt. The notes generally require monthly principal and interest payments with balloon payments due at maturity. In general, these mortgage notes payable can be prepaid in whole or in part upon payment of a yield maintenance premium. The mortgage notes payable are collateralized by real estate properties owned by these consolidated special purpose entity subsidiaries with an aggregate investment amount of approximately $233.5 million at December 31, 2024.
The mortgage notes payable, which are obligations of the consolidated special purpose entities described in Note 2, contain various covenants customarily found in mortgage notes, including a limitation on the issuing entity’s ability to incur additional indebtedness on the underlying real estate. Although this mortgage debt generally is non-recourse,
there are customary limited exceptions to recourse for matters such as fraud, misrepresentation, gross negligence or willful misconduct, misapplication of payments, bankruptcy and environmental liabilities. Certain of the mortgage notes payable also require the posting of cash reserves with the lender or trustee if specified coverage ratios are not maintained by the Company or one of its tenants.
The Company’s
non-recourse
debt obligations of consolidated special purpose entity subsidiaries are summarized below (dollars in thousands):

	Maturity Date		Interest Rate	December 31,
				2024	2023
Non-recourse net-lease mortgage notes:
$ 150,000 Series 2018-1, Class A-1 (a)			3.96%	$—	$139,052
$ 50,000 Series 2018-1, Class A-3 (a)			4.40%	—	47,917
$ 270,000 Series 2015-1, Class A-2	Apr. 2025	(b)	4.17%	256,951	258,300
$ 200,000 Series 2016-1, Class A-1 (2016)	Oct. 2026	(b)	3.96%	166,666	171,355
$ 82,000 Series 2019-1, Class A-1	Nov. 2026	(b)	2.82%	77,360	77,770
$ 46,000 Series 2019-1, Class A-3	Nov. 2026	(b)	3.32%	44,831	45,061
$ 135,000 Series 2016-1, Class A-2 (2017)	Apr. 2027	(b)	4.32%	114,098	117,201
$ 228,000 Series 2018-1, Class A-2	Oct. 2027	(c)	4.29%	209,079	211,358
$ 164,000 Series 2018-1, Class A-4	Oct. 2027	(c)	4.74%	155,527	157,167
$ 346,000 Series 2023-1, Class A-1	May 2028	(b)	6.19%	343,261	344,991
$ 182,000 Series 2023-1, Class A-2	May 2028	(b)	6.92%	180,559	181,469
$ 168,500 Series 2021-1, Class A-1	Jun. 2028	(b)	2.12%	165,551	166,394
$ 89,000 Series 2021-1, Class A-3	Jun. 2028	(b)	2.86%	87,442	87,887
$ 74,400 Series 2024-1, Class A-1	Apr. 2029	(b)	5.69%	74,152	—
$ 25,600 Series 2024-1, Class A-3	Apr. 2029	(b)	5.93%	25,515	—
$ 260,600 Series 2024-1, Class A-2	Apr. 2031	(b)	5.70%	259,731	—
$ 89,400 Series 2024-1, Class A-4	Apr. 2031	(b)	5.94%	89,102	—
$ 168,500 Series 2021-1, Class A-2	Jun. 2033	(c)	2.96%	165,551	166,394
$89,000 Series 2021-1, Class A-4	Jun. 2033	(c)	3.70%	87,442	87,887
$ 244,000 Series 2019-1, Class A-2	Nov. 2034	(c)	3.65%	230,194	231,414
$ 136,000 Series 2019-1, Class A-4	Nov. 2034	(c)	4.49%	132,543	133,223

Total non-recourse net-lease mortgage notes				2,865,555	2,624,840

Non-recourse mortgage notes:
$ 10,075 note issued March 2014 (d)			5.10%	—	8,386
$ 65,000 note issued June 2016	Jul. 2026	(e)	4.75%	55,313	56,674
$ 41,690 note issued March 2019	Mar. 2029	(f)	4.80%	39,313	40,001
$ 6,350 notes issued March 2019 (assumed in December 2020)	Apr. 2049	(e)	4.64%	5,749	5,874

Total non-recourse mortgage notes				100,375	110,935

	Maturity Date	Interest Rate	December 31,
			2024	2023
Unamortized discount			(130,111)	(164,326)
Unamortized deferred financing costs			(4,812)	(2,975)

Total non-recourse debt obligations of consolidated special purpose entities, net			$2,831,007	$2,568,474

(a)	Notes were prepaid, without penalty, in April 2024 using a portion of the proceeds from the aggregate $ 450.0 million STORE Master Funding Series 2024-1 issuance.
(b)	Prepayable, without penalty, 24 months prior to maturity.
(c)	Prepayable, without penalty, 36 months prior to maturity.
(d)	Note was repaid, without penalty, in April 2024 at maturity.
(e)	Prepayable, without penalty, three months prior to maturity.
(f)	Prepayable, without penalty, four months prior to maturity.
Credit Risk Related Contingent Features
The Company has agreements with derivative counterparties, which provide generally that the Company could be declared in default on its derivative obligations if the Company defaults on the underlying indebtedness. As of December 31, 2024, the termination value of the Company’s interest rate swaps that were in a liability position was approximately $2.5 million, which includes accrued interest but excludes any adjustment for nonperformance risk.
Debt Maturity Schedule
As of December 31, 2024, the scheduled maturities, including balloon payments, on the Company’s aggregate long-term debt obligations are as follows (in thousands):

	Scheduled Principal Payments	Balloon Payments	Total
2025	$24,667	$256,612	$281,279
2026	22,618	1,141,642	1,164,260
2027	14,112	1,381,572	1,395,684
2028	7,841	1,113,615	1,121,456
2029	5,358	483,585	488,943
Thereafter	20,801	1,649,107	1,669,908

	$95,397	$6,026,133	$6,121,530